PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of	As of
	December 31,	December 31,
	2022	2023
	US$	US$

Machinery and equipment	79,941	93,928
Electronics and office equipment	485	469
Motor vehicles	901	1,029
Leasehold improvements	5,704	5,549
Construction in progress	8,703	—

Property and equipment, cost	95,734	100,975
Less: Accumulated depreciation	(34,135)	(43,752)
Less: Provision for impairment	(34,390)	(34,390)

Property and equipment, net	27,209	22,833